UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Diana Gonzales
Title:			Corporate Secretary
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diana Gonzales		Chicago, Illinois		May 15,2000

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			92
0
Form 13F Information Table Value Totals:			$294,560

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip     (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
Advent Software               Common          007974108    4950  107900sh     sole                65800       0   42100
Aeroflex, Inc.                Common          007768104    4923   99450sh     sole                62650       0   36800
Alexion Pharmaceuticals       Common          015351109    4750   68100sh     sole                42100       0   26000
Allscripts, Inc.              Common          019886100    2976   49500sh     sole                30600       0   18900
American Eagle Outfitters     Common          02553E106    4750  125200sh     sole                81900       0   43300
Anadigics Inc.                Common          032515108    4032   61090sh     sole                39040       0   22050
Ancor Communications, Inc.    Common          03332K108    2521   61300sh     sole                42100       0   19200
Art Tech Group                Common          04289L107    5229   79600sh     sole                51800       0   27800
Aspect Developement           Common          045234101      13     200sh     sole                  200       0       0
Asyst Technology              Common          04648X107    2802   47900sh     sole                29600       0   18300
Biovail Corporation           Common          09067J106    2354   53200sh     sole                32000       0   21200
Braun's Fashions              Common          105658108    4790  189700sh     sole               119100       0   70600
Broadvision                   Common          111412102    1795   40000sh     sole                25100       0   14900
Celgene Corp.                 Common          151020104    2748   27600sh     sole                17100       0   10500
Cell Pathways                 Common          151114R10    1977   57500sh     sole                36200       0   21300
Cephalon, Inc.                Common          156708109    2925   78000sh     sole                49100       0   28900
Cheesecake Factory            Common          163072101    4042   97100sh     sole                58400       0   38700
Chico's Fashions              Common          168615102    3853  227300sh     sole               137300       0   90000
Computer Horizon              Common          205908106    2140  125000sh     sole                78700       0   46300
Cor Therapeutics              Common          217753102    4526   68650sh     sole                43300       0   25350
Cost Plus World Market        Common          221485105    4342  128422sh     sole                82772       0   45650
Cree, Inc.                    Common          225447101    2991   26500sh     sole                16400       0   10100
Cypress Semi                  Common          232806109    3542   72300sh     sole                48500       0   23800
Cytyc Corporation             Common          232946103    4333   89800sh     sole                54800       0   35000
Digimarc Corp.                Common          253807101    2288   52000sh     sole                32200       0   19800
Digital Insight               Common          25385P106    4002   78100sh     sole                49000       0   29100
Digital Lightwave             Common          253855100    2873   46100sh     sole                29250       0   16850
Digital Microwave             Common          253859102    2507   74000sh     sole                47200       0   26800
Diversinet Corp.              Common          25536K204    2066  115600sh     sole                72700       0   42900
Documentum                    Common          256159104    3900   50000sh     sole                29900       0   20100
Dollar Tree Stores            Common          256747106    3852   73900sh     sole                45700       0   28200
Dusa Pharmaceuticals          Common          266898105    2781  116200sh     sole                73000       0   43200
Eclipsys Corp.                Common          278856109       4     200sh     sole                  200       0       0
Emcore Corporation            Common          290846104    3452   30000sh     sole                18500       0   11500
Exar Corporation              Common          300645108    4251   59400sh     sole                37500       0   21900
Exchange Applications         Common          300867108    4763   90000sh     sole                56600       0   33400
Extreme Network               Common          30226D106    1580   20000sh     sole                11300       0    8700
Gasonics                      Common          367278108    4541  114500sh     sole                71800       0   42700
Glenayre Technologies Inc.    Common          377899109    2108  120000sh     sole                75500       0   44500
Gliatech, Inc.                Common          37929C103     939   54225sh     sole                35925       0   18300
Global Industries Ltd.        Common          379336100    3427  234300sh     sole               144900       0   89400
Greater Bay Bancorp.          Common          391648102    4798  119200sh     sole                74900       0   44300
Healtheon WebMd               Common          422209106       3     150sh     sole                  150       0       0
Hispanic Broadcasing Corp.    Cl A	          422799106      11     100sh     sole                  100       0       0
Hyperion Solutions Corp.      Common          44914M104    2633   81000sh     sole                50000       0   31000
IDEC Pharmaceuticals Corp.    Common          449370105      10     100sh     sole                  100       0       0
II-VI, Inc.                   Common          902104108    2797   73600sh     sole                46300       0   27300
ISS Group                     Common          450306105    4695   40300sh     sole                24500       0   15800
Ilex Oncology, Inc.           Common          451923106    4546  108230sh     sole                68080       0   40150
Integrated Device             Common          458118106    4149  104700sh     sole                66400       0   38300
Intervoice-Brite              Common          461142101    5284  183000sh     sole               114700       0   68300
Intraware                     Common          988858106    1950   47200sh     sole                31000       0   16200
JDA Software                  Common          46612K108    2179  149000sh     sole               105000       0   44000
King Pharmaceuticals          Common          495582108    3044   96650sh     sole                60250       0   36400
Kulicke and Soffa Ind.        Common          501242101    5136   80175sh     sole                48475       0   31700
LCC International             Common          501810105    3638   91800sh     sole                58700       0   33100
LJL Bio Systems               Common          501873103    2053  112500sh     sole                73500       0   39000
MacroVision                   Common          555904101   10094  117200sh     sole                73700       0   43500
Macromedia                    Common          556100105       9     100sh     sole                  100       0       0
Marimba Inc.                  Common          56781Q109    2030   46000sh     sole                28900       0   17100
Marine Drilling               Common          568240204    3874  141200sh     sole                88700       0   52500
Mercator Software             Common          587587106    4278   51500sh     sole                32000       0   19500
Mercury Interactive Corp.     Common          589405109    4858   61300sh     sole                37500       0   23800
MiniMed Inc.                  Common          60365K108      13     100sh     sole                  100       0       0
Nanometrics                   Common          630077105    6718  137800sh     sole                88400       0   49400
NetPerceptions                Common          64107U101    2253   61000sh     sole                37500       0   23500
Newport Corporation           Common          651824104    5265   39000sh     sole                23800       0   15200
Novellus Systems              Common          670008101      17     300sh     sole                  300       0       0
OSI Pharmaceuticals           Common          671040103    2457  126000sh     sole                79100       0   46900
Open Market Inc.              Common          68307M100    2132   82800sh     sole                52200       0   30600
PFSweb, Inc.                  Common          717098107       3     200sh     sole                  200       0       0
Pacific Sunwear of CA         Common          694873100       9     250sh     sole                  250       0       0
Peregrine Systems             Common          71366Q101   10019  149400sh     sole                93500       0   55900
Pharmacopeia, Inc.            Common          71713B104    2778   56700sh     sole                35800       0   20900
Photronics                    Common          719405102    2694   76300sh     sole                49500       0   26800
Pier 1 Imports                Common          720279108    1948  190000sh     sole               122000       0   68000
Pilot Network Services        Common          721596104    2645   80000sh     sole                51200       0   28800
Pinnacle Systems              Common          723481107    3338  100400sh     sole                61400       0   39000
Power Wave                    Common          739363109    5012   40100sh     sole                25100       0   15000
Primus Knowledge Solutions    Common          74163Q100    3664   42600sh     sole                28600       0   14000
QLT Phototherapeutics         Common          746927102    3641   65900sh     sole                41500       0   24400
RSA Security Inc.             Common          749719100    2238   43200sh     sole                27900       0   15300
Rehabcare                     Common          759148109    2176   88150sh     sole                55650       0   32500
Spanish Broadcasting          Common          846425882    2395  102100sh     sole                64450       0   37650
SpectraLink Corporation       Common          847580107    2466  137000sh     sole                91000       0   46000
SuperGen Inc.                 Common          868059106    3230   67300sh     sole                41800       0   25500
Sybase Inc.                   Common          087130100    2407  118500sh     sole                80500       0   38000
Talbots                       Common          874161102    6498  110375sh     sole                68275       0   42100
Veeco Instruments             Common          922417100    4978   67275sh     sole                43275       0   24000
Ventana Medical Systems       Common          92276H106    2116   49000sh     sole                30800       0   18200
Vertex                        Common          92532F100    3513   75050sh     sole                45250       0   29800
Zales                         Common          988858106    3230   68450sh     sole                43150       0   25300